UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        June 30, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Investment Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 9, 2006

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $1,532,037 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Incorporated     COM              00724F101     9484   312400 SH       DEFINED 01              94200            218200
AirTran Holdings, Inc.         COM              00949P108     2822   189900 SH       DEFINED 01              54500            135400
Alcon, Inc.                    COM              H01301102    30851   313050 SH       DEFINED 01              96750            216300
Alliance Data Systems Corporat COM              018581108    28075   477300 SH       DEFINED 01             136300            341000
American Tower Corporation     COM              029912201    11155   358450 SH       DEFINED 01             130050            228400
Amylin Pharmaceuticals, Inc.   COM              032346108     1096    22200 SH       DEFINED 01               5200             17000
Apple Computer, Inc.           COM              037833100    71321  1245350 SH       DEFINED 01             406200            839150
Best Buy Co., Inc.             COM              086516101    27589   503075 SH       DEFINED 01             151650            351425
BlackRock, Inc.                COM              09247X101    49384   354850 SH       DEFINED 01             110600            244250
Blue Nile, Inc.                COM              09578R103    25731   800100 SH       DEFINED 01             261500            538600
Broadcom Corporation           COM              111320107    30081   991800 SH       DEFINED 01             328850            662950
CB Richard Ellis Group, Inc.   COM              12497T101    11343   455525 SH       DEFINED 01             149975            305550
Calamos Asset Management, Inc. COM              12811R104    12557   433150 SH       DEFINED 01             143850            289300
Celgene Corporation            COM              151020104    32798   691500 SH       DEFINED 01             219100            472400
Coach, Inc.                    COM              189754104    27233   910800 SH       DEFINED 01             261700            649100
Cognizant Technology Solutions COM              192446102    89713  1331650 SH       DEFINED 01             427000            904650
Corporate Executive Board Comp COM              21988R102    17911   178750 SH       DEFINED 01              57000            121750
Covance Inc.                   COM              222816100    12452   203400 SH       DEFINED 01              54700            148700
Crown Castle International Cor COM              228227104     2186    63300 SH       DEFINED 01              30100             33200
Edwards Lifesciences Corporati COM              28176E108     7918   174300 SH       DEFINED 01              49800            124500
Euronet Worldwide, Inc.        COM              298736109    21514   560700 SH       DEFINED 01             162600            398100
F5 Networks, Inc.              COM              315616102    26799   501100 SH       DEFINED 01             166450            334650
Foxhollow Technologies, Inc.   COM              35166A103     8018   293500 SH       DEFINED 01              76300            217200
Gen-Probe Incorporated         COM              36866T103     9236   171100 SH       DEFINED 01              46800            124300
Genentech, Inc.                COM              368710406    32028   391541 SH       DEFINED 01             127000            264541
Getty Images, Inc.             COM              374276103    20768   327005 SH       DEFINED 01             107100            219905
Gilead Sciences, Inc.          COM              375558103    62331  1053600 SH       DEFINED 01             331250            722350
Google Inc.                    COM              38259P508    53685   128025 SH       DEFINED 01              43080             84945
Greenhill & Co., Inc.          COM              395259104     8989   147950 SH       DEFINED 01              51850             96100
IDEXX Laboratories, Inc.       COM              45168D104    12577   167400 SH       DEFINED 01              48200            119200
Kyphon Inc.                    COM              501577100    13545   353100 SH       DEFINED 01             108600            244500
Legg Mason, Inc.               COM              524901105    28995   291350 SH       DEFINED 01              88650            202700
Liberty Global, Inc.           COM              530555101      654    30413 SH       DEFINED 01              30413
Life Time Fitness, Inc.        COM              53217R207    10011   216350 SH       DEFINED 01              62600            153750
Marvell Technology Group Ltd.  COM              G5876H105    10355   233600 SH       DEFINED 01              66300            167300
Medifast, Inc.                 COM              58470H101      406    22700 SH       DEFINED 01               3800             18900
Mobile Mini, Inc.              COM              60740F105      696    23800 SH       DEFINED 01               4000             19800
Monster Worldwide, Inc.        COM              611742107    16977   397952 SH       DEFINED 01             129350            268602
NII Holdings, Inc.             COM              62913F201    69624  1234900 SH       DEFINED 01             393600            841300
NetEase.com, Inc.              COM              64110W102      866    38800 SH       DEFINED 01              19100             19700
NutriSystem, Inc.              COM              67069D108    20761   334150 SH       DEFINED 01             112650            221500
Omnicom Group Inc.             COM              681919106     6896    77400 SH       DEFINED 01              22100             55300
Paychex, Inc.                  COM              704326107    35330   906350 SH       DEFINED 01             256950            649400
Polo Ralph Lauren Corporation  COM              731572103     1707    31100 SH       DEFINED 01               5200             25900
Portfolio Recovery Associates, COM              73640Q105    23330   510500 SH       DEFINED 01             158100            352400
Psychiatric Solutions, Inc.    COM              74439H108    31426  1096500 SH       DEFINED 01             335400            761100
QUALCOMM Incorporated          COM              747525103    69271  1728758 SH       DEFINED 01             563558           1165200
SBA Communications Corporation COM              78388J106     1325    50700 SH       DEFINED 01              24900             25800
SLM Corporation                COM              78442P106    13254   250450 SH       DEFINED 01              69450            181000
SRA International, Inc.        COM              78464R105    10916   409900 SH       DEFINED 01             111100            298800
Select Comfort Corporation     COM              81616X103      328    14300 SH       DEFINED 01               2300             12000
SiRF Technology Holdings, Inc. COM              82967h101    15517   481600 SH       DEFINED 01             143600            338000
Smith Micro Software, Inc.     COM              832154108     1261    78700 SH       DEFINED 01              21500             57200
Stamps.com Inc.                COM              852857200     1096    39400 SH       DEFINED 01               6600             32800
Starbucks Corporation          COM              855244109    74372  1969610 SH       DEFINED 01             625350           1344260
Stellent, Inc.                 COM              85856W105      290    30400 SH       DEFINED 01               5100             25300
Supertex, Inc.                 COM              868532102      312     7800 SH       DEFINED 01               1200              6600
Time Warner Telecom Inc.       COM              887319101    11278   759450 SH       DEFINED 01             284200            475250
US Airways Group, Inc.         COM              90341W108    11624   230000 SH       DEFINED 01              61500            168500
Urban Outfitters, Inc.         COM              917047102    18611  1064100 SH       DEFINED 01             326200            737900
Varian Medical Systems, Inc.   COM              92220P105    17344   366300 SH       DEFINED 01             103500            262800
Ventana Medical Systems, Inc.  COM              92276H106      340     7200 SH       DEFINED 01               1200              6000
Vertex Pharmaceuticals Incorpo COM              92532F100      604    16450 SH       DEFINED 01               3050             13400
ViaSat, Inc.                   COM              92552v100     1918    74700 SH       DEFINED 01              47300             27400
Volcom, Inc.                   COM              92864N101     1168    36500 SH       DEFINED 01               6100             30400
Walt Disney Company            COM              254687106    34572  1152400 SH       DEFINED 01             350100            802300
WebSideStory, Inc.             COM              947685103     1127    92400 SH       DEFINED 01              61800             30600
Whole Foods Market, Inc.       COM              966837106    58496   904950 SH       DEFINED 01             276200            628750
Yahoo! Inc.                    COM              984332106    66917  2027800 SH       DEFINED 01             652600           1375200
aQuantive, Inc.                COM              03839G105    38719  1528600 SH       DEFINED 01             493200           1035400
eBay Inc.                      COM              278642103    51804  1768650 SH       DEFINED 01             578150           1190500
iShares MSCI Emerging Markets  COM              464287234      347     3700 SH       DEFINED 01               3700